Investments (Invested Assets on Deposit and Pledged as Collateral - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Restricted cash and cash equivalents	$ 0	$ 0